OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Notes and other explanatory information [abstract]
Zimbabwe lithium deposits	$ 34,959	¥ 254,054	¥ 247,420
Others	25	184	110
Total	$ 34,984	¥ 254,238	¥ 247,530